Contract assets/liabilities	12 Months Ended
Apr. 30, 2026
Contract Assetsliabilities
Contract assets/liabilities

9.	Contract assets/liabilities

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Contract assets	4,210,736	5,859,977	4,600,390
Less: Allowance for expected credit losses	(18,117)	(46,348)	(36,386)
	4,192,619	5,813,629	4,564,004

Contract liabilities	153,113	1,312,679	1,030,522

Contract assets

Amounts of contract assets represent the Group’s rights to considerations from customers for the provision of construction services, which arise when: (i) the Group completed the relevant services under such contracts; and (ii) the customers withhold certain amounts payable to the Group as retention money to secure the due performance of the contracts for a period of generally 12 months (defect liability period) after completion of the relevant works. Any amount previously recognized as a contract asset is reclassified to trade receivables at the point at which it becomes unconditional and is invoiced to the customer.

The Group’s contract assets are analyzed as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Retention receivables	1,204,920	2,195,666	1,723,713
Others*	3,005,816	3,664,311	2,876,677
	4,210,736	5,859,977	4,600,390

*	It represents the revenue not yet billed to the customers which the Group has completed the relevant services under such contracts but yet certified by representatives appointed by the customers.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9.	Contract assets/liabilities (Continued)

Contract assets (Continued)

The Group’s contract assets include retention receivables to be settled, based on the expiry of the defect liability period of the relevant contracts or in accordance with the terms specified in the relevant contracts, at the end of the reporting period. The balances are classified as current as they are expected to be received within the Group’s normal operating cycle.

The increase in contract assets was primarily attributable to increased project activity in 2026 as certain projects progressed from the preliminary stage in the prior year. As a greater volume of electrical installation works was completed towards the end of the year, the related work had not yet been fully certified by customers, resulting in higher revenue recognized in excess of amounts billed.

The movement in allowance for expected credit losses of contract assets computed based on lifetime ECL was as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Contract assets
At beginning of financial year	3,303	18,117	14,223
Addition	14,814	28,231	22,163
At end of financial year	18,117	46,348	36,386

Contract liabilities

The contract liabilities represent the Company’s obligation to transfer services to customers for which the Company has received consideration (or an amount of consideration is due) from the customers.

The increase in contract liabilities was primarily due to the prompt certification of work by a customer in respect of materials delivered to the project site. As the Company had not yet satisfied its remaining performance obligation to install the materials, the amounts certified were recognized as contract liabilities until the related installation services are performed.

Set out below is the amount of revenue recognized from:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD

Amounts included in contract liabilities at the beginning of the year	581,767	153,113	120,202
Performance obligations satisfied in previous years	-	-	-

Transaction price allocated to remaining performance obligations

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligations as at April 30, 2025 and 2026 may be recognized as revenue in the next reporting periods as follows:

	April 30, 2026	April 30, 2027	April 30, 2028	April 30, 2029	April 30, 2030
	SGD	SGD	SGD	SGD	SGD
Unsatisfied and partially unsatisfied performance obligations as at:
April 30, 2026	-	30,730,757	29,162,223	18,206,493	6,925,000
April 30, 2025	18,810,005	15,951,564	15,562,861	6,730,809	-

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS